Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segments Region	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 59,320	$ 59,768		$ 59,380
Non current Assets	194,039	183,637
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	696	692		606
Non current Assets	2,221	2,331		2,341
United States [member]
Disclosure of operating segments [line items]
Net revenue	12,376	12,792		13,168
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	8,766	9,063		9,257
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	53,050	53,655	[1]	53,865	[1]
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 6,269	$ 6,114	[1]	$ 5,515	[1]

[1]	Amended to conform to the 2025 presentation.